Debt (Long-Term Debt Maturities Excluding Capital Lease Obligations) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2012
Debt [Line Items]
2013	$ 25,000
2014	314,709
2015	25,000
2016	25,000
2017	177,500
Thereafter	0
Carrying value of notes	$ 567,209